SUMMARY OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS FOR LEASE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Jan. 01, 2019
IfrsStatementLineItems [Line Items]
Carrying amounts of right-of-use assets					¥ 17,266
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Carrying amounts of right-of-use assets	¥ 469,000	¥ 44,288,000	¥ 44,288,000	¥ 58,458,000